SHARE OF INCOME / (LOSS) OF JOINT-VENTURES - Amounts Included in Consolidated Financial Statements in Accordance with Group Accounting Principles (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of investments accounted for using equity method [line items]
Revenue	€ 4,883	€ 5,907	€ 5,686
Cost of sales	(4,393)	(5,305)	(5,148)
Selling and administrative expenses	(237)	(276)	(247)
Income from operations	125	255	404
Finance costs	(159)	(175)	(156)
Net (loss) / income	€ (17)	€ 64	190
Gain related shareholders loan facilities modification			11
Constellium-UACJ ABS LLC
Disclosure of investments accounted for using equity method [line items]
Revenue			262
Cost of sales			(309)
Selling and administrative expenses			(10)
Income from operations			(57)
Finance costs			(7)
Net (loss) / income			€ (64)